Document And Entity Information	Jan. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Magnolia Bancorp, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 22, 2026
Entity, Incorporation, State or Country Code	LA
Entity, File Number	333-281796
Entity, Tax Identification Number	99-2913448
Entity, Address, Address Line One	2900 Clearview Parkway
Entity, Address, City or Town	Metairie
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70006
City Area Code	504
Local Phone Number	455-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002033615